JPMorgan Investor Conservative Growth Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 87.0%
Alternative Assets — 1.0%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,074	40,131
Fixed Income — 62.3%
JPMorgan Core Bond Fund Class R6 Shares (a)	127,691	1,345,864
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	80,733	599,040
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,429	41,275
JPMorgan Government Bond Fund Class R6 Shares (a)	4,524	44,154
JPMorgan High Yield Fund Class R6 Shares (a)	17,449	115,514
JPMorgan Income Fund Class R6 Shares (a)	30,702	263,724
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,566	80,347
Total Fixed Income		2,489,918
International Equity — 3.7%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,217	39,938
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,306	40,959
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	705	24,643
JPMorgan International Equity Fund Class R6 Shares (a)	1,955	41,223
Total International Equity		146,763
U.S. Equity — 20.0%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,553	92,478
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,495	120,189
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,077	66,908
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,060	55,719
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	314	18,926
JPMorgan Small Cap Value Fund Class R6 Shares (a)	657	19,442
JPMorgan U.S. Equity Fund Class R6 Shares (a)	5,713	149,118
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,156	98,246
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	1,908	85,816
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,262	94,094
Total U.S. Equity		800,936
Total Investment Companies (Cost $3,111,531)		3,477,748
Exchange-Traded Funds — 12.2%
Fixed Income — 5.8%
JPMorgan Limited Duration Bond ETF (a)	4,444	231,736
International Equity — 5.4%
JPMorgan Global Select Equity ETF (a)	654	41,005
JPMorgan International Research Enhanced Equity ETF (a)	2,664	175,926
Total International Equity		216,931
U.S. Equity — 1.0%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	634	38,630
Total Exchange-Traded Funds (Cost $395,492)		487,297

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b) (Cost $37,767)	37,767	37,767
Total Investments — 100.1% (Cost $3,544,790)		4,002,812
Liabilities in Excess of Other Assets — (0.1)%		(5,315)
NET ASSETS — 100.0%		3,997,497

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,002,812	$—	$—	$4,002,812

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,292,692	$27,340	$29,242	$(4,608)	$59,682	$1,345,864	127,691	$13,471	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	571,792	14,370	11,255	(2,015)	26,148	599,040	80,733	7,246	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	38,720	579	—	—	1,976	41,275	6,429	578	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	38,222	—	—	—	1,716	39,938	1,217	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	38,491	—	—	—	2,468	40,959	2,306	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	88,131	465	3,538	1,053	6,367	92,478	3,553	464	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	23,206	—	—	—	1,437	24,643	705	—	—
JPMorgan Global Select Equity ETF (a)	33,010	6,189	—	—	1,806	41,005	654	—	—
JPMorgan Government Bond Fund Class R6 Shares (a)	42,121	323	—	—	1,710	44,154	4,524	323	—
JPMorgan High Yield Fund Class R6 Shares (a)	111,673	2,009	2,369	(240)	4,441	115,514	17,449	2,009	—
JPMorgan Income Fund Class R6 Shares (a)	253,753	3,895	—	—	6,076	263,724	30,702	3,895	—
JPMorgan International Equity Fund Class R6 Shares (a)	39,034	—	—	—	2,189	41,223	1,955	—	—
JPMorgan International Research Enhanced Equity ETF (a)	162,960	7,374	3,924	244	9,272	175,926	2,664	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	118,184	3,872	5,160	934	2,359	120,189	1,495	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	57,349	4,159	—	—	5,400	66,908	3,077	287	—
JPMorgan Limited Duration Bond ETF (a)	227,514	—	—	—	4,222	231,736	4,444	2,581	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	54,257	—	—	—	1,462	55,719	1,060	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	77,506	799	—	—	2,042	80,347	8,566	799	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	35,893	—	—	—	2,737	38,630	634	—	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	17,987	—	787	(114)	1,840	18,926	314	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	18,594	71	786	143	1,420	19,442	657	71	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	145,932	6,468	11,917	3,714	4,921	149,118	5,713	273	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	97,411	—	2,751	2,106	1,480	98,246	1,156	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	44,902	105,584	112,719	—	—	37,767	37,767	623	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	85,051	2,159	5,957	1,668	2,895	85,816	1,908	223	—

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$38,686	$475	$—	$—	$970	$40,131	4,074	$476	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	86,974	—	1,602	335	8,387	94,094	2,262	—	—
Total	$3,840,045	$186,131	$192,007	$3,220	$165,423	$4,002,812		$33,319	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
*	Non-income producing security.